Short Term Investments - Summary of Short Term Investments (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Short Term Investments [Line Items]
Term Deposits	$ 5,200,486	$ 62,284,779
Short term deposits, not classified as cash equivalents	$ 5,200,486	$ 62,284,779